UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-02605

__Franklin U.S. Government Money Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:__650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
December 31, 2015

Franklin U.S. Government Money Fund

Formerly, Franklin Money Fund

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Contents
Semiannual Report
Franklin U.S. Government Money Fund	3
Performance Summary	5
Your Fund’s Expenses	6
Financial Highlights and Statement of Investments	7
Financial Statements	10
Notes to Financial Statements	13
The Money Market Portfolios	17
Shareholder Information	27

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report franklintempleton.com

Semiannual Report

Franklin U.S. Government Money Fund

(formerly, Franklin Money Fund)

This semiannual report for Franklin U.S. Government Money Fund covers the six-month period ended December 31, 2015. Effective November 1, 2015, the Fund’s investments changed as a result of the change in the master portfolio in which it invests. The Fund’s goal did not change, but it will seek a high level of current income through investments in U.S. government securities described below.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity. The Fund invests through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during most of the six-month period under review. However, in December the Fed raised interest rates to 0.25%–0.50%. With this low rate, the Fund’s Class A and R6 shares’ seven-day effective yields remained unchanged at 0.00% from June 30, 2015, through December 31, 2015, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy grew moderately during the six months under review amid healthy consumer spending supported by an improved labor market. The economy strengthened in the second quarter but moderated in the third and fourth quarters as exports slowed and state and local governments reduced their spending. Manufacturing activities expanded for most of the period but contracted toward period-end. Non-manufacturing activities, however, expanded throughout the six-month period, contributing to new jobs and helping drive down the unemployment rate to 5.0% from October through period-end, the lowest level in more than seven years.2 The housing market generally improved during the period as home prices rose, new home sales increased substantially at period-end and existing home sales remained relatively flat. Retail sales grew modestly, driven by automobile and auto component sales. Inflation, as measured by the Consumer Price Index, remained subdued largely due to low energy prices.

After maintaining a near-zero interest rate for seven years to support the U.S. economy’s recovery, the Fed raised its target range for the federal funds rate to 0.25%–0.50% at its December meeting. Policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective. The Fed indicated that its process of normalizing interest rates would be data dependent and would likely be gradual. Furthermore, the Fed raised its 2016 U.S. economic growth forecast and lowered its unemployment rate projection.

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 9.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Portfolio Breakdown
12/31/15
% of Total
Net Assets
U.S. Government & Agency Securities	83.8%
Repurchase Agreements	15.2%
Other Net Assets	1.0%

The 10-year Treasury yield, which moves inversely to price, fluctuated throughout the period. It began the period at 2.35% based partly on upbeat domestic and eurozone economic data as well as Greece’s agreement with its international creditors. However, it declined to a period low of 1.99% in early October, due to concerns about the Fed’s timing for raising interest rates and events in China. The yield ended December at 2.27% as concerns over China’s economy diminished and the Fed increased interest rates, alleviating some uncertainty about a change in the U.S. monetary policy.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the

Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

The six-months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio’s assets in high-quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Performance Summary as of December 31, 20151

		Seven-Day Annualized Yield
	Seven-Day			Total Annual
Share Class (Symbol)	Effective Yield[2]	(with waiver)	(without waiver)	Operating Expenses[3]
A (FMFXX)	0.00%	0.00%	-0.40%	0.58%
R6 (FRRXX)	0.00%	0.00%	-0.33%	0.47%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 12/31/15. The Fund’s average weighted life and average weighted maturity were each 47 days.
Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each class in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 7/1/15	Value 12/31/15	Period* 7/1/15–12/31/15
A
Actual	$1,000	$1,000.00	$0.60
Hypothetical (5% return before expenses)	$1,000	$1,024.53	$0.61
R6
Actual	$1,000	$1,000.00	$0.60
Hypothetical (5% return before expenses)	$1,000	$1,024.53	$0.61

*Expenses are calculated using the most recent six-month expense ratio, net of voluntary expense waivers, annualized for each class
(A: 0.12%; R6: 0.12%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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		FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Highlights
	Six Months Ended		Year Ended June 30,
	December 31, 2015
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net
investment income	—	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	—%	—%	—%	—%	—%	—%

Ratios to average net assets[b]
Expenses before waiver and payments by
affiliates[c]	0.57%	0.58%	0.57%	0.61%	0.59%	0.60%
Expenses net of waiver and payments by
affiliates[c]	0.12%	0.09%	0.08%	0.13%	0.13%	0.19%
Net investment income	—%	—%	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$2,014,052	$1,570,782	$1,668,506	$2,068,172	$1,666,221	$1,706,534

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
bRatios are annualized for periods less than one year.
cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 7

FRANKLIN U.S. GOVERNMENT MONEY FUND
FINANCIAL H IGHLIGHTS

	Six Months Ended	Year Ended June 30,
	December 31, 2015
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates[d]	0.47%	0.47%	0.46%	0.47%
Expenses net of waiver and payments by affiliates[d]	0.12%	0.09%	0.08%	0.13%
Net investment income	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$57,740	$58,571	$54,168	$5

aFor the period May 1, 2013 (effective date) to June 30, 2013.
bTotal return is not annualized for period less than one year.
cRatios are annualized for periods less than one year.
dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

8 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Statement of Investments, December 31, 2015 (unaudited)
	Shares	Value
Management Investment Companies (Cost $2,022,927,791) 97.6%
[a]The U.S. Government Money Market Portfolio, 0.05%	2,022,927,791	$2,022,927,791
Other Assets, less Liabilities 2.4%		48,864,481
Net Assets 100.0%		$2,071,792,272

aThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 9

FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Statements

Statement of Assets and Liabilities
December 31, 2015 (unaudited)

Assets:
Investment in Portfolio, at value and cost	$2,022,927,791
Receivables:
Capital shares sold	60,935,945
Affiliates	5,440
Total assets	2,083,869,176
Liabilities:
Payables:
Capital shares redeemed	11,957,198
Transfer agent fees	61,334
Accrued expenses and other liabilities	58,372
Total liabilities	12,076,904
Net assets, at value	$2,071,792,272
Net assets consist of paid-in capital	$2,071,792,272
Class A:
Net assets, at value	$2,014,051,944
Shares outstanding	2,014,135,534
Net asset value per share[a]	$1.00
Class R6:
Net assets, at value	$57,740,328
Shares outstanding	57,740,329
Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2015 (unaudited)

Investment income:
Dividends from Portfolio	$31,838
Expenses:
Administrative fees (Note 3a)	2,679,866
Transfer agent fees: (Note 3c)
Class A	883,874
Class R6	36
Reports to shareholders	63,631
Registration and filing fees	80,933
Professional fees	21,634
Trustees’ fees and expenses	20,952
Other	26,052
Total expenses	3,776,978
Expenses waived/paid by affiliates (Note 3d)	(3,745,140)
Net expenses	31,838
Net investment income	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN U.S. GOVERNMENT MONEY FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2015	Year Ended
	(unaudited)	June 30, 2015
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions: (Note 2)
Class A	443,270,108	(97,723,965)
Class R6	(830,858)	4,403,477
Total capital share transactions	442,439,250	(93,320,488)
Net increase (decrease) in net assets	442,439,250	(93,320,488)
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	1,629,353,022	1,722,673,510
End of period	$2,071,792,272	$1,629,353,022

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Effective November 1, 2015, Franklin Money Fund was renamed Franklin U.S. Government Money Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Board, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At December 31, 2015, the Fund owned 9.22% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2015, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN	U.S. GOVERNMENT MONEY	FUND
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

e. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and Trustee are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015

Class A Shares:
Shares sold	$1,442,080,410	$1,757,186,971
Shares redeemed	(998,810,302)	(1,854,910,936)
Net increase (decrease)	$443,270,108	$(97,723,965)

Class R6 Shares:
Shares sold	$15,665,618	$29,312,045
Shares redeemed	(16,496,476)	(24,908,568)
Net increase (decrease)	$(830,858)	$4,403,477

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

b. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

CDSC retained $56,739

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Transfer Agent Fees

Class A pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2015, the Fund paid transfer agent fees of $883,910, of which $556,142 was retained by Investor Services.

d. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until October 31, 2016.

4. Income Taxes

At December 31, 2015, the cost of investments for book and income tax purposes was the same.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Fund’s investment policies to allow the Fund to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Fund invests, through the Portfolio, at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Fund will

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FRANKLIN	U.S. GOVERNMENT MONEY	FUND
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

6. Money Fund Reform (continued)

continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund is implementing the various amendments as they become effective at various dates through October 2016.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

16 Semiannual Report franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Financial Highlights
The U.S. Government Money Market Portfolio
	Six Months Ended		Year Ended June 30,
	December 31, 2015
	(unaudited)	2015	2014	2013	2012	2011
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—[a]	—	—	—	(—)[a]	—[a]
Net realized and unrealized gains
(losses)[a]	—	—	—	—	—	—
Total from investment operations[a]	—	—	—	—	—	—
Less distributions from net investment
income	(—)[a]	—	—	—	—	(—)[a]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%[c]	—%	—%	—%	—%	0.04%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by
affiliates[e]	0.12%	0.09%	0.08%	0.13%	0.13%	0.15%[f]
Net investment income (loss)	—%[c]	—%	—%	—%	(—)%[c]	0.04%

Supplemental data
Net assets, end of period (000’s)	$21,945,352	$27,390,400	$23,491,469	$18,744,530	$14,065,932	$12,092,511

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRounds to less than 0.01%.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2015 (unaudited)

The U.S. Government Money Market Portfolio
	Principal
	Amount	Value
Investments 99.0%
U.S. Government and Agency Securities 83.8%
[a]FFCB,
1/11/16	$100,000,000	$99,995,000
1/12/16	100,000,000	99,994,500
1/13/16	75,000,000	74,994,000
1/14/16	100,000,000	99,991,333
1/15/16	50,000,000	49,995,333
1/19/16	25,000,000	24,997,000
1/20/16	30,000,000	29,998,417
1/25/16	125,000,000	124,980,000
1/26/16	100,000,000	99,981,944
2/02/16	25,000,000	24,994,667
2/16/16	43,000,000	42,986,264
2/17/16	50,000,000	49,984,333
2/18/16	160,000,000	159,932,800
4/29/16	22,000,000	21,982,547
[a]FHLB,
1/04/16	603,000,000	602,989,950
1/05/16	630,000,000	629,983,678
1/06/16	1,120,521,000	1,120,494,787
1/07/16	468,500,000	468,482,896
1/08/16	741,524,000	741,503,722
1/12/16	50,000,000	49,998,472
1/13/16	346,550,000	346,529,521
1/15/16	333,658,000	333,635,418
1/20/16	50,000,000	49,993,403
1/22/16	100,000,000	99,993,000
2/05/16	131,360,000	131,328,072
2/12/16	8,000,000	7,996,827
2/19/16	399,200,000	399,039,705
4/01/16	161,148,000	161,060,420
4/08/16	181,000,000	180,881,746
4/20/16	50,000,000	49,961,805
4/22/16	136,000,000	135,895,155
[a]FHLMC,
1/04/16	533,745,000	533,743,441
1/06/16	397,589,000	397,581,136
1/07/16	50,000,000	49,999,000
1/08/16	131,975,000	131,970,111
1/11/16	134,668,000	134,659,770
1/12/16	305,850,000	305,831,820
1/14/16	250,000,000	249,991,875
1/20/16	115,381,000	115,375,519
1/22/16	200,000,000	199,987,167
4/04/16	50,000,000	49,967,361
4/08/16	50,000,000	49,942,833
4/15/16	100,000,000	99,935,833
4/25/16	35,000,000	34,975,403
[a]FNMA,
1/05/16	50,000,000	49,999,111
1/06/16	55,556,000	55,555,306
1/07/16	113,500,000	113,496,217

18 Semiannual Report franklintempleton.com

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal
	Amount	Value
Investments (continued)
U.S. Government and Agency Securities (continued)
[a]FNMA, (continued)
1/08/16	$54,510,000	$54,507,880
1/14/16	40,000,000	39,997,256
1/19/16	125,000,000	124,985,625
1/20/16	21,200,000	21,199,105
1/25/16	1,000,000,000	999,845,833
1/27/16	87,500,000	87,496,208
2/22/16	88,500,000	88,483,382
4/06/16	77,000,000	76,955,853
4/20/16	165,140,000	165,029,998
5/09/16	50,000,000	49,958,792
[a]U.S. Treasury Bill,
1/07/16	1,283,000,000	1,282,981,759
1/14/16	1,417,160,000	1,417,104,552
1/21/16	381,880,000	381,842,262
1/28/16	200,000,000	199,973,169
2/04/16	412,500,000	412,452,424
2/18/16	75,000,000	74,975,950
3/03/16	100,000,000	99,956,083
3/10/16	50,000,000	49,975,610
3/24/16	425,050,000	424,808,522
3/31/16	348,650,000	348,423,377
4/21/16	500,000,000	499,833,500
6/16/16	50,000,000	49,888,667
6/23/16	500,000,000	498,755,417
7/21/16	500,000,000	499,512,535
8/18/16	450,000,000	449,417,014
9/15/16	550,000,000	549,135,789
10/13/16	250,000,000	249,481,923
11/10/16	100,000,000	99,563,889
Total U.S. Government and Agency Securities
(Cost $18,384,130,992)		18,384,130,992
[b]Repurchase Agreements 15.2%
Barclays Capital Inc., 0.26%, 1/04/16 (Maturity Value $60,001,733)
Collateralized by U.S. Treasury Note, 0.75%, 3/15/17 (valued at $61,486,643)	60,000,000	60,000,000
Federal Reserve Bank of New York, 0.25%, 1/04/16 (Maturity Value $3,150,087,500)
Collateralized by U.S. Treasury Bond, 3.625% - 6.625%, 2/15/27 - 8/15/43; and U.S. Treasury
Note, 1.00% - 3.125%, 2/28/19 - 2/15/24 (valued at $3,150,087,575)	3,150,000,000	3,150,000,000
Goldman Sachs & Co., 0.30%, 1/04/16 (Maturity Value $125,004,167)
Collateralized by U.S. Government and Agency Securities, 1.70%, 2/26/20
(valued at $128,619,452)	125,000,000	125,000,000
HSBC Securities Inc., 0.28%, 1/04/16 (Maturity Value $5,000,155)
Collateralized by U.S. Government and Agency Securities, 0.202%, 12/27/17
(valued at $5,104,777)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $3,340,000,000)		3,340,000,000
Total Investments (Cost $21,724,130,992) 99.0%		21,724,130,992
Other Assets, less Liabilities 1.0%		221,220,694
Net Assets 100.0%		$21,945,351,686

See Abbreviations on page 26.

aThe security is traded on a discount basis with no stated coupon rate.
bSee Note 1(b) regarding repurchase agreements.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
December 31, 2015 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$18,384,130,992
Repurchase agreements, at value and cost	3,340,000,000
Total investments	$21,724,130,992
Cash	223,694,091
Receivables:
Capital shares sold	254,458
Interest	23,389
Total assets	21,948,102,930
Liabilities:
Payables:
Management fees	2,586,016
Distributions to shareholders	26,384
Accrued expenses and other liabilities	138,844
Total liabilities	2,751,244
Net assets, at value	$21,945,351,686
Net assets consist of:
Paid-in capital	$21,947,231,782
Accumulated net realized gain (loss)	(1,880,096)
Net assets, at value	$21,945,351,686
Shares outstanding	21,947,233,381
Net asset value per share	$1.00

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2015 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest	$15,497,362
Expenses:
Management fees (Note 3a)	19,250,625
Custodian fees (Note 4)	110,724
Reports to shareholders	3,956
Professional fees	82,214
Other	21,892
Total expenses	19,469,411
Expense reductions (Note 4)	(21,780)
Expenses waived/paid by affiliates (Note 3c)	(4,346,594)
Net expenses	15,101,037
Net investment income	396,325
Net realized gain (loss) from investments	735,279
Net increase (decrease) in net assets resulting from operations	$1,131,604

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended
	December 31, 2015	Year Ended
	(unaudited)	June 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$396,325	$—
Net realized gain (loss)	735,279	10,429
Net increase (decrease) in net assets resulting from operations	1,131,604	10,429
Distributions to shareholders from net investment income	(396,325)	—
Capital share transactions (Note 2)	(5,445,783,826)	3,898,920,727
Net increase (decrease) in net assets	(5,445,048,547)	3,898,931,156
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	27,390,400,233	23,491,469,077
End of period	$21,945,351,686	$27,390,400,233

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

Effective November 1, 2015, The Money Market Portfolio was renamed The U.S. Government Money Market Portfolio and implemented changes to the investment strategies.

The following summarizes the Portfolios’ significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the counterparty, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain

MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 31, 2015.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2015, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets

franklintempleton.com Semiannual Report 23

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015
Shares sold	$20,932,325,945	$36,617,933,208
Shares issued in reinvestment of distributions	365,671	—
Shares redeemed	(26,378,475,442)	(32,719,012,481)
Net increase (decrease)	$(5,445,783,826)	$3,898,920,727

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund, Franklin Templeton U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

24 Semiannual Report franklintempleton.com

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

d. Other Affiliated Transactions

At December 31, 2015, the shares of Portfolio were owned by the following entities:

		Percentage of
		Outstanding
	Shares	Shares
Institutional Fiduciary Trust – Money Market Portfolio	19,595,442,282	89.28%
Franklin U.S. Government Money Fund	2,022,927,791	9.22%
Franklin Templeton Money Fund Trust – Franklin Templeton U.S.
Government Money Fund	328,863,308	1.50%
	21,947,233,381	100.00%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2015, the Portfolio had capital loss carryforwards of $2,615,375 expiring in 2017.

At December 31, 2015, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of finan- cial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

franklintempleton.com Semiannual Report 25

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

7. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Portfolio’s investment policies to allow the Portfolio to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Portfolio invests at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Portfolio redemptions. The Portfolio is implementing the various amendments as they become effective at various dates through October 2016.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

26 Semiannual Report franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com Semiannual Report 27

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Semiannual Report and Shareholder Letter
Franklin U.S. Government Money Fund
Formerly, Franklin Money Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	111 S 02/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date February 26, 2016